SCHEDULE OF ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 1,054,823	$ 760,164
Retention payable	14,422	14,422
Accrued expenses and other payables	278,881	827,508
Accounts payable, accruals, and other current liabilities	$ 1,348,126	$ 1,602,094